Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Federal Deferred Tax Asset	$ 1,219,652
Deferred Tax Asset	3,338,819	2,212,036
Allowance	3,338,819	2,212,036
Net Value of Deferred Tax Asset
DC Deferred Tax [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Deferred Tax Asset	479,108	577,978
Australian Deferred Tax [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Deferred Tax Asset	$ 1,640,059	$ 1,634,058